Segment and Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment and Geographic Information [Abstract]
Schedule of Geographic information related to the Company’s reportable segments	The following tables present information related to the Company’s reportable segments.
	Three Months Ended March 31
Revenue by Segment	2024	2023
	(in thousands)
Europe	$2,086	$3,828
Europe – Discontinued Operations	123	18
United States	93	1,307
Total for the period	$2,302	$5,153

	Three Months Ended March 31
Operating Loss by Segment	2024	2023
	(in thousands)
Europe	$(2,908)	$(4,310)
United States	(4,675)	(942)
Total for the period	$(7,583)	$(5,252)
	As of March 31,	As of December 31
Assets by Segment	2024	2023
	(in thousands)
Europe
Fixed Assets	$42,209	$125,600
Other Assets	20,735	36,728
Total for Europe	$62,944	$162,328

United States
Fixed Assets	$6,556	$5,119
Other Assets	14,854	17,839
Total for US	$21,410	$22,958
	As of March 31,	As of December 31,
Liabilities by Segment	2024	2023
	(in thousands)
Europe
Debt	$99,686	$180,294
Other Liabilities	28,108	39,378
Total for Europe	$127,794	$219,672

United States
Debt	$16,582	$17,247
Other Liabilities	11,697	11,621
Total for US	$28,279	$28,868
	Three Months Ended March 31
Revenue by Product Type	2024	2023
	(in thousands)
Country Renewable Programs (FIT)
Europe	$29	$1,248
US	93	18
Total for the period	$122	$1,266

Green Certificates (FIT)
Europe	$1,575	$1,880
US	-	-
Total for the period	$1,575	$1,880

Energy Offtake Agreements (PPA)
Europe	$605	$2,007
United States	-	-
Total for the period	$605	$2,007

	Three Months Ended March 31,
EBITDA by Segment	2024	2023
	(in thousands)
Europe	$2,258	$2,122
US	(2,827)	(857)
Total for the period	$(569)	$1,265
	Three Months Ended March 31,
EBITDA Reconciliation to Net Loss	2024	2023
	(in thousands)
Europe
EBITDA	$2,258	$2,122
Depreciation, amortization, and accretion	(699)	(1,574)
Interest expense	(4,466)	(4,858)
Income taxes	-	-
Net Loss	$(2,907)	$(4,310)

US
EBITDA	$(2,827)	$(857)
Depreciation, amortization, and accretion	(49)	(2)
Interest expense	(1,317)	(83)
Income taxes	-	-
Valuation on FPA Asset	(483)	-
Net Loss	$(4,676)	$(942)
Consolidated Net Loss	$(7,583)	$(5,252)
The following tables present information related to the Company’s reportable segments.
	Year Ended December 31,
Revenue by Segment	2023	2022
	(in thousands)
Europe	$30,401	$29,368
Europe – Discontinued Operations	(10,433)	(12,305)
United States	116	26
Total for the period	$20,084	$17,089
	Year Ended December 31,
Operating Loss by Segment	2023	2022
	(in thousands)
Europe	$(46,301)	$(14,978)
United States	(23,163)	(3,470)
Total for the period	$(69,464)	$(18,448)
	Year Ended December 31,
Assets by Segment	2023	2022
	(in thousands)
Europe
Fixed Assets	$125,600	$141,862
Other Assets	36,728	31,218
Total for Europe	$162,328	$173,080

United States
Fixed Assets	$5,119	$599
Other Assets	17,839	4,636
Total for US	$22,958	$5,235
	Year Ended December 31,
Liabilities by Segment	2023	2022
	(in thousands)
Europe
Debt	$180,294	$155,896
Other Liabilities	39,378	19,221
Total for Europe	$219,672	$175,117

United States
Debt	$17,247	$2,793
Other Liabilities	11,621	2,987
Total for US	$28,868	$5,780
	Year Ended December 31,
Revenue by Product Type	2023	2022
	(in thousands)
Country Renewable Programs (FIT)
Europe	$8,356	$9,854
US	-	-
Total for the period	$8,356	$9,854

Green Certificates (FIT)
Europe	$10,677	$9,452
US	-	-
Total for the period	$10,677	$9,452

Energy Offtake Agreements (PPA)
Europe	$11,368	$10,062
United States	116	26
Total for the period	$11,484	$10,088

	Year Ended December 31,
Geographic Information by Segment	2023	2022
	(in thousands)
Europe
Revenue	$30,401	$29,368
Revenue – Discontinued Operations	$(10,433)	$(12,305)
Long-lived assets	$162,328	$173,080

United States
Revenue	$116	$26
Long-lived assets	$22,958	$5,235

Consolidated
Revenue	$30,517	$29,394
Revenue – Discontinued Operations	$(10,433)	$(12,305)
Long-lived assets	$185,286	$178,315
	Year Ended December 31,
EBITDA by Segment	2023	2022
	(in thousands)
Europe	$6,874	$6,537
US	(4,560)	(3,370)
Total for the period	$2,314	$3,167
	Year Ended December 31,
EBITDA Reconciliation to Net Loss	2023	2022
	(in thousands)
Europe
EBITDA	$6,874	$6,537
Depreciation, amortization, and accretion	(6,563)	(6,617)
Interest expense	(23,453)	(14,876)
Income taxes	(161)	(21)
Solis Bond Waiver	(11,766)	-
Impairment loss recognized on the remeasurement to fair value less costs to sell	(11,232)	-
Net Loss	$(46,301)	$(14,977)

US
EBITDA	$(4,560)	$(3,370)
Depreciation, amortization, and accretion	(57)	(42)
Interest expense	(1,889)	(59)
Income taxes	(15)	-
Valuation on FPA Asset	(16,642)	-
Net Loss	$(23,163)	$(3,471)
Consolidated Net Loss	$(69,464)	$(18,448)